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                          RESERVE PRIVATE EQUITY SERIES

                        SUPPLEMENT DATED APRIL 22, 2002,
    TO THE RESERVE PRIVATE EQUITY SERIES STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 28, 2001

The section entitled "Rule 144A Securities" which appears on page 8 of the Reserve Private Equity Series' Statement of Additional Information is be replaced in its entirety with the following revised section

RULE 144A SECURITIES. Each Fund, with the exception of the Reserve Informed Investors Fund, may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act, commonly known as "private placements". However, if the Reserve Informed Investors Growth Fund holds any private placements in its portfolio as of April 22, 2002, it will not be require to divest itself of the position; the Fund may retain the position until such time as the Adviser deems it is in the best interest of the Fund and the shareholders to liquidate these positions.

The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of security purchased under Rule 144A: (i) the frequency of trades and quotes for the security; (ii) the number of dealers wishing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Although having delegated the day-to-day functions, the Trustees will continue to monitor and periodically review the Adviser/Sub-Adviser's selection of Rule 144A securities, as well as the Adviser's determination as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.